Telecommunications Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Telecommunication Services Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	29.57%	1.30%		4.75%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.86%	1.02%		2.22%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.76%	0.41%		1.22%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.21%	0.51%		1.25%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.20%	0.79%		2.49%